UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Chevoit Value Management Inc.
           -----------------------------------------------------
Address:   100 Wilshire Blvd.
           Suite 2020
           Santa Monica CA 90401
           -----------------------------------------------------

Form 13F File Number:
                      ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Nancy Marks
        -------------------------
Title:  Vice President
        -------------------------
Phone:  310-451-8600
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Nancy Marks                   Santa Monica, CA                    2/10/2009
---------------                   ----------------                    ----------
  [Signature]                      [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           31
                                         -----------
Form 13F Information Table Value Total:     $135,471
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ -----
3m Company                     COM                            1067   18535 SH       Sole              17650      0   885
Abbott Laboratories            COM                            1339   25087 SH       Sole              23887      0  1200
Amgen Inc                      COM                            3830   66317 SH       Sole              62542      0  3775
Berkshire Hathaway-A           COM              084990175     4830      50 SH       Sole                 48      0     2
Berkshire Hathaway-B           COM              084670207    14829    4614 SH       Sole               4400      0   214
Bristol Myers Squibb           COM                            4299  184891 SH       Sole             176141      0  8750
Buckeye Partners LP            COM                             350   10850 SH       Sole              10850      0     0
Central Fund of Canada         COM                            7419  661239 SH       Sole             626769      0 34470
Chevron Corp                   COM                            2825   38197 SH       Sole              35705      0  2492
ConocoPhillips                 COM                            1039   20065 SH       Sole              19060      0  1005
Donnelley & Sons               COM              rrd            606   44632 SH       Sole              41630      0  3002
Exchange Bk Santa Rosa         COM              301227203      223    5106 SH       Sole               4706      0   400
Johnson & Johnson              COM                            5936   99219 SH       Sole              94229      0  4990
Leucadia National Corp         COM              527288104     5882  297079 SH       Sole             282404      0 14675
Markel Corporation             COM              mkl           2857    9555 SH       Sole               9073      0   482
Market Vectors Gold Miners ETF COM              gdx          13826  408077 SH       Sole             388432      0 19645
Medtronic Inc                  COM                            4357  138669 SH       Sole             131629      0  7040
Microsoft Corp                 COM              594918104     1010   51950 SH       Sole              49455      0  2495
Newmont Mining Corp            COM                           14233  349701 SH       Sole             331351      0 18350
Pan American Silver Corp       COM                            8540  500269 SH       Sole             475889      0 24380
Pennsylvania Rl Est Tr         COM              709102107      293   39290 SH       Sole              37490      0  1800
Pfizer Inc                     COM                           10095  570031 SH       Sole             541788      0 28243
Plum Creek Timber Reit         COM                            1566   45068 SH       Sole              42113      0  2955
Stryker Corp                   COM                            4173  104467 SH       Sole              99287      0  5180
UnitedHealth Group, Inc.       COM                            3860  145097 SH       Sole             137772      0  7325
Wal Mart Stores Inc            COM                            7384  131726 SH       Sole             126295      0  5431
Walgreen Co                    COM                            2730  110663 SH       Sole             105183      0  5480
Washington Federal             COM              938824109     1185   79220 SH       Sole              75519      0  3701
Washington Reit                COM              939653101     1574   55621 SH       Sole              53171      0  2450
Weingarten Realty Investors    COM              948741103      685   33109 SH       Sole              31459      0  1650
Zimmer Holdings Inc            COM                            2629   65038 SH       Sole              61573      0  3465